EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Dec. 31, 2018
Text block [abstract]
EXPLORATION AND EVALUATION ASSETS
5.	EXPLORATION AND EVALUATION ASSETS

(a)	Rook I Property

The Rook I Project is located in Northern Saskatchewan, approximately 40 kilometres (km) east of the Saskatchewan – Alberta border, approximately 150 km north of the town of La Loche and 640 km northwest of the City of Saskatoon and consists of 32 contiguous mineral claims totalling 35,065 hectares.

The Rook I Project hosts the Arrow deposit discovered in February 2014, the Bow discovery in March 2015, the Harpoon discovery in August 2016 and the Arrow South discovery in July 2017. The Company released an updated mineral resource estimate and the results of a pre-feasibility study in November 2018, in each case, in respect of the Arrow deposit.

NexGen has a 100% interest in the claims subject only to: (i) a 2% net smelter return royalty (“NSR”); and (ii) a 10% production carried interest, in each case, only on claims S-113928 to S-113933 (the Arrow deposit is not located on any of these claims). The NSR may be reduced to 1% upon payment of $1 million. The 10% production carried interest provides for the owner to be carried to the date of commercial production.

(b)	Other Athabasca Basin Properties

The Other Athabasca Basin Properties are a portfolio of early stage mineral properties in the Athabasca Basin. The properties are grouped geographically as “SW1”, “SW2” and “SW3”. The SW2 properties are held directly by NexGen. The SW1 and SW3 properties are held by NXE Energy SW1 Ltd. and NXE Energy SW3 Ltd., respectively, each a wholly owned subsidiary.

During the year ended December 31, 2017, the Company recognized an impairment of $87,749, associated with certain Castle South, Castle North, Castle South Extension and Virgin Trend properties in the statement of loss and comprehensive loss. The Company decided not to continue exploring some of these claims and allowed them to lapse.

(c)	IsoEnergy Properties

The IsoEnergy Properties consist of (i) a 100% interest in the Radio Project, Saskatchewan (subject to a 2% net smelter return royalty and 2% gross overriding royalty); (ii) a 100% interest in the Thorburn Lake Project, Saskatchewan (subject to a 1% net smelter return royalty and a 10% carried interest which can be reduced to 1% at the holder’s option upon completion of a bankable feasibility study); (iii) a 100% interest, in each of the Madison, 2Z, Carlson Creek and North Thorburn properties, Saskatchewan; (iv) a 100% interest in the Mountain Lake property, Nunavut; (v) a 100% interest in the Geiger property, Saskatchewan; and (vi) a portfolio of newly staked claims in Saskatchewan, all of which are early stage exploration properties.

During the year ended December 31, 2018, IsoEnergy expanded the Geiger property with the acquisition of 33 claims comprised of 6,800 hectares in Dawn Lake North Block which is contiguous with IsoEnergy’s Geiger property. The combined set of claims will be referred to as Geiger henceforth. IsoEnergy acquired the claims in exchange for 3,330,000 common shares of IsoEnergy, then valued at $1,282,050 and a cash payment of $200,000. IsoEnergy acquired a 100% interest in 6 mineral claims constituting the 3,200 hectare Larocque East property in the Eastern Athabasca Basin of Saskatchewan, in exchange for $20,000 in cash and 1,000,000 common shares valued as $350,000. IsoEnergy also acquired, through staking, four new 100% owned uranium exploration properties called Whitewater, Fox, East Rim and Full Moon in the Eastern Athabasca Basin of Saskatchewan. IsoEnergy has also staked additional claims that have been consolidated into the Geiger property.

The following is a summary of the capitalized costs on the projects described above.

	Rook I $	Other Athabasca Basin Properties $	IsoEnergy Properties $	Total $
Acquisition costs:
Balance, December 31, 2017	235,077	1,457,607	24,737,248	26,429,932
Additions	—	—	1,885,297	1,885,297

Balance, December 31, 2018	235,077	1,457,607	26,622,545	28,315,229

Deferred exploration costs:
Balance, December 31, 2017	112,937,959	4,942,297	8,102,367	125,982,623
Additions:	—	—
Drilling	16,761,145	—	1,103,960	17,865,105
General exploration	2,885,003	(23,200)	142,069	3,003,872
Geological and geophysical	7,650,358	1,611,436	256,224	9,518,018
Labour and wages	5,008,846	—	693,611	5,702,457
Share-based payments (Note 9)	2,883,711	—	235,852	3,119,563
Travel	531,903	—	89,824	621,727

	35,720,966	1,588,236	2,521,540	39,830,742

Balance, December 31, 2018	148,658,925	6,530,533	10,623,907	165,813,365

Total costs, December 31, 2018	148,894,002	7,988,140	37,246,452	194,128,594

	Rook I $	Other Athabasca Basin Properties $	IsoEnergy Properties $	Total $
Acquisition costs:
Balance, December 31, 2016	230,807	1,124,277	21,438,306	22,793,390
Additions	4,270	333,330	3,298,942	3,636,542

Balance, December 31, 2017	235,077	1,457,607	24,737,248	26,429,932

Deferred exploration costs:
Balance, December 31, 2016	77,007,303	4,318,909	5,327,318	86,653,530
Additions:
Drilling	20,592,799	3,297	1,168,096	21,764,192
General exploration	2,163,554	25,885	110,603	2,300,042
Geological and geophysical	5,206,266	681,955	521,632	6,409,853
Labour and wages	4,391,456	—	510,398	4,901,854
Share-based payments (Note 9)	2,952,316	—	357,475	3,309,791
Travel	624,265	—	106,845	731,110

	35,930,656	711,137	2,775,049	39,416,842

Impairment	—	(87,749)	—	(87,749)

Balance, December 31, 2017	112,937,959	4,942,297	8,102,367	125,982,623

Total costs, December 31, 2017	113,173,036	6,399,904	32,839,615	152,412,555